Cover	Apr. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36201
Entity Registrant Name	IMMUNIC, INC.
Entity Central Index Key	0001280776
Entity Tax Identification Number	56-2358443
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Avenue of the Americas, Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(332)
Local Phone Number	255-9818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	IMUX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false